Share-Based Compensation - Assumptions (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise multiple			2.8
Expected post-vesting forfeiture rate			5.00%	4.90%
Fair value per ordinary share			$ 1.83	$ 0.97
Aggregate fair value of the outstanding options	$ 23,977	¥ 156,450	$ 207,524
Unrecognized share-based compensation cost	$ 4,429				¥ 28,899
Weighted-average period of recognition	6 months 3 days	6 months 3 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.95%	2.93%
Expected volatility			56.21%	55.46%
Suboptimal early exercise multiple				2.2
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.96%	3.06%
Expected volatility			56.25%	58.33%
Suboptimal early exercise multiple				2.8